Filed pursuant to Rule 497(d)


                       VAN KAMPEN UNIT TRUSTS, SERIES 1015

                        Mid Cap Strategy Portfolio 2010-4

                       Small Cap Strategy Portfolio 2010-4


               Supplement to the Prospectus dated August 24, 2010


   Notwithstanding anything to the contrary in the prospectus for the above referenced Portfolios, the Estimated Annual Expenses section found under each Portfolio's Fee Table is amended pursuant to the corresponding changes described below.

   With respect to the Mid Cap Strategy Portfolio 2010-4, the Estimated Annual Expenses section of the Fee Table appearing on page 11 of the prospectus is replaced in its entirety by the following:

  "Estimated Annual Expenses

   Trustee's fee and operating expenses     0.522%      $5.040
                                            ------       -----
   Supervisory, bookkeeping
         and administrative fees            0.041        0.400
                                            -----        -----
   Total Estimated Annual Expenses          0.563%      $5.440**
                                            =====        =====
   Fee Waiver and/or Expense
         Reimbursement                      0.200%      $1.940
                                            ------       -----
   Total Estimated Annual Expenses
         After Fee Waiver and/or
         Expense Reimbursement              0.363%      $3.500
                                            =====        =====

----------------------
** The estimated annual expenses are based upon the estimated trust size for the Portfolio determined as of the initial date of deposit. Because certain of the operating expenses are fixed amounts, if the trust does not reach that estimated size, the amount of the estimated annual expenses per 100 units may exceed the amounts reflected. On the business day following the end of the initial offering period, the Sponsor and/or the Supervisor will waive their respective fees, and/or the Sponsor will reimburse the Portfolio operating expenses, in an amount so that the total estimated annual expenses calculated on that date do not exceed $3.500 per 100 units. However, subsequent to that date the value of the Portfolio as well as the number of outstanding units may decline, and/or the actual amount of the operating expenses may exceed the estimated amounts, any of which could result in the actual amount of the total annual expenses exceeding $3.500 per 100 units."

   With respect to the Small Cap Strategy Portfolio 2010-4, the Estimated Annual Expenses section of the Fee Table appearing on page 17 of the prospectus is replaced in its entirety by the following:

  "Estimated Annual Expenses

   Trustee's fee and operating expenses     0.543%      $5.240
                                            ------       -----
   Supervisory, bookkeeping
         and administrative fees            0.041        0.400
                                            -----        -----
    Total Estimated Annual Expenses         0.584%      $5.640**
                                            =====        =====
    Fee Waiver and/or Expense
         Reimbursement                      0.221%      $2.140
                                            ------       -----
    Total Estimated Annual Expenses
         After Fee Waiver and/or
         Expense Reimbursement              0.363%      $3.500
                                            =====        =====

----------------------
** The estimated annual expenses are based upon the estimated trust size for the Portfolio determined as of the initial date of deposit. Because certain of the operating expenses are fixed amounts, if the trust does not reach that estimated size, the amount of the estimated annual expenses per 100 units may exceed the amounts reflected. On the business day following the end of the initial offering period, the Sponsor and/or the Supervisor will waive their respective fees, and/or the Sponsor will reimburse the Portfolio operating expenses, in an amount so that the total estimated annual expenses calculated on that date do not exceed $3.500 per 100 units. However, subsequent to that date the value of the Portfolio as well as the number of outstanding units may decline, and/or the actual amount of the operating expenses may exceed the estimated amounts, any of which could result in the actual amount of the total annual expenses exceeding $3.500 per 100 units."


Supplement Dated: October 13, 2010